UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 29, 2000

Check here if Amendment |_|; Amendment Number:
This Amendment (Check only one.): |_| is a restatement.
                                  |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     JDS Asset Management LLC
Address:  780 3RD AVENUE, 45TH FLOOR
          NEW YORK, NY 10017-2024

13F File Number:

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph D. Samberg
Title:    President
Phone:    (212) 833-9921
Signature, Place, and Date of Signing:

      November 9, 2000
--------------------------------------------------------------------------------

Report Type (Check only one.):

|X|   13F HOLDINGS REPORT.

|_|   13F NOTICE.

|_|   13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

--------------------------------------------------------------------------------

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

                          FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   31

Form 13F Information Table Value Total:   189411

List of Other Included Managers:

 No.  13F File Number     Name

                                                              VALUE   SHARES/  SH/  PUT/ INVSTMT   OTHER        VOTING AUTHORITY
        NAME OF ISSUER            TITLE OF CLASS     CUSIP   (x$1000) PRN AMT  PRN  CALL DSCRETN  MANAGERS   SOLE    SHARED    NONE
------------------------------    ---------------  --------- -------- -------- ---  ---- -------  --------  ------  --------  ------
D 3DO COMPANY COM                 COMMON STOCK     88553W105     535    80000   SH         SOLE              80000      0       0
D A T & T CORP COM                OPTIONS - CALLS  0019570JF   16450   560000   SH  CALL   SOLE             560000      0       0
D AMERICA ONLINE INC COM STK      OPTIONS - CALLS  02364JEKK   30100   560000   SH  CALL   SOLE             560000      0       0
D BLOCKBUSTER INC CLASS A COM SK  COMMON STOCK     093679108    7050   800000   SH         SOLE             800000      0       0
D CHESAPEAKE ENERGY CORP COM      COMMON STOCK     165167107     531    73860   SH         SOLE              73860      0       0
D CITRIX SYSTEMS INC COM          COMMON STOCK     177376100     843    42000   SH         SOLE              42000      0       0
D CURAGEN CORP COM                COMMON STOCK     23126R101    8205   154000   SH         SOLE             154000      0       0
D FUTURELINK CORP                 COMMON STOCK     36114Q208    1138   371600   SH         SOLE             371600      0       0
D GEMSTAR-TV GUIDE INT            COMMON STOCK     36866W106   13293   152460   SH         SOLE             152460      0       0
D GEMSTAR-TV GUIDE INT            OPTIONS - CALLS  36866W1KR   12206   140000   SH  CALL   SOLE             140000      0       0
D GEMSTAR-TV GUIDE INT            OPTIONS - CALLS  36866W4JR   11334   130000   SH  CALL   SOLE             130000      0       0
D GENERAL MAGIC INC COM           COMMON STOCK     370253106    1606   273360   SH         SOLE             273360      0       0
D GENERAL MOTORS CLASS H COM      COMMON STOCK     370442832    5205   140000   SH         SOLE             140000      0       0
D HARRIS CORP DEL COM             COMMON STOCK     413875105    4778   168000   SH         SOLE             168000      0       0
D I-BEAM BROADCASTING COM STK     COMMON STOCK     45073P101     572    84000   SH         SOLE              84000      0       0
D INCYTE GENOMICS INC             COMMON STOCK     45337C102    5420   131800   SH         SOLE             131800      0       0
D INTEL CORP COM                  OPTIONS - CALLS  4581400JI   11638   280000   SH  CALL   SOLE             280000      0       0
D MACROVISION CORP COM            COMMON STOCK     555904101    9420   116300   SH         SOLE             116300      0       0
D MICRON TECHNOLOGY INC COM       COMMON STOCK     595112103    3864    84000   SH         SOLE              84000      0       0
D MOTOROLA INC COM                OPTIONS - CALLS  6200760JG   11865   420000   SH  CALL   SOLE             420000      0       0
D NEWS CORP LTD ADR NEW           ADRS STOCKS      652487703    2803    50000   SH         SOLE              50000      0       0
D PACKETEER INC COM STK           COMMON STOCK     695210104    2428    64000   SH         SOLE              64000      0       0
D PALM INC COM STK                COMMON STOCK     696642107    5188    98000   SH         SOLE              98000      0       0
D PAXSON COMMUNICATIONS CORP      COMMON STOCK     704231109    5469   475608   SH         SOLE             475608      0       0
D SERVICEWARE TEC COM             COMMON STOCK     81763Q109     609    82600   SH         SOLE              82600      0       0
D SINCLAIR BROADCAST GROUP INC  C COMMON STOCK     829226109    2297   210000   SH         SOLE             210000      0       0
D SONY CORP AMERN SH NEW          OPTIONS - PUTS   8356990VR    5350    53000   SH  PUT    SOLE              53000      0       0
D TICKETMASTER ONLINE CITY-B      COMMON STOCK     88633P203    2668   157520   SH         SOLE             157520      0       0
D TVIA INC COM                    COMMON STOCK     87307P101     502    28000   SH         SOLE              28000      0       0
D VALUEVISION INTL INC COM        COMMON STOCK     92047K107    4170   165960   SH         SOLE             165960      0       0
D WAVE SYS CORP CL A COM          COMMON STOCK     943526103    1874   111852   SH         SOLE             111852      0       0
S REPORT SUMMARY                 31 DATA RECORDS              189411        0 OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED